Cover	Feb. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2026
Entity File Number	001-34591
Entity Registrant Name	Sharing Economy International Inc.
Entity Central Index Key	0000819926
Entity Tax Identification Number	90-0648920
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Far East Consortium Building
Entity Address, Address Line Two	113-125A Des Voeux Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+852
Local Phone Number	35832186
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false